STOCK OPTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of shares available for grant	214,367
Shares reserved for future issuance	167,300
Aggregate intrinsic value outstanding stock options	$ 0
Stock price	$ 14.10
Fair value of all options, vested	$ 0	$ 0
Unrecognized compensation expense	$ 0